Trade and other payables - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 587		£ 547
Trade payables	1,707		1,862
Leaf payables	110		161
Deferred income	18		20
Interest payable	82		66
FII GLO (note 10(b))	£ 863		£ 913
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	10.00%	10.00%	7.00%
Competition investigations
Trade And Other Payables [Line Items]
Penalty due	£ 59	$ 110
Factoring of receivables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	138		£ 119
Supply chain financing arrangements
Trade And Other Payables [Line Items]
Trade payables	£ 201		£ 257